Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Ultimus Managers Trust
Entity Central Index Key	0001545440
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000202991
Shareholder Report [Line Items]
Fund Name	Adler Value Fund
Class Name	Institutional Class
Trading Symbol	ADLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Adler Value Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.adlervaluefund.com/fund-literature.html. You can also request this information by contacting us at (800) 408-4682.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 408-4682
Additional Information Website	https://www.adlervaluefund.com/fund-literature.html
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adler Value Fund - Institutional Class	$132	1.25%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

The Fund underperformed its benchmark indices during the fiscal year ended May 31, 2026. The Adviser attributes this underperformance to the narrowness of the overall market advance during the fiscal year where a limited number of stocks drove index returns reflecting a significant rally in semiconductor stocks and related companies. The Fund has not owned a semiconductor stock since inception. The Fund’s portfolio did not change materially during the fiscal year reflecting the catalyst-driven value approach utilized by the Fund since inception.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	Adler Value Fund - Institutional Class	S&P 500® Index	S&P 500® Value Index	S&P 1000® Value Index
Aug-2018	$10,000	$10,000	$10,000	$9,997
May-2019	$9,890	$9,844	$9,644	$8,807
May-2020	$10,000	$11,108	$10,051	$7,898
May-2021	$15,578	$15,587	$14,055	$13,658
May-2022	$15,321	$15,540	$14,402	$13,202
May-2023	$13,201	$15,994	$14,837	$12,477
May-2024	$15,787	$20,502	$18,403	$14,905
May-2025	$17,006	$23,275	$19,330	$15,287
May-2026	$18,994	$30,206	$23,718	$19,367

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	Since Inception (August 16, 2018)
Adler Value Fund - Institutional Class	11.69%	4.05%	8.59%
S&P 500® Index	29.78%	14.15%	15.25%
S&P 500® Value Index	22.70%	11.03%	11.73%
S&P 1000® Value Index	26.59%	7.22%	8.86%

Performance Inception Date	Aug. 16, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 4,317,383
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$4,317,383 Number of Portfolio Holdings45 Advisory Fee (net of waivers)$0 Portfolio Turnover14%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	88.0%
Money Market Funds	10.1%
Purchased Options	1.7%
Right	0.2%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.3%
Purchased Options	1.7%
Utilities	3.8%
Energy	4.0%
Communications	6.1%
Consumer Discretionary	6.3%
Technology	7.5%
Money Market Funds	10.1%
Health Care	16.6%
Financials	43.6%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Jackson Financial, Inc.	11.9%
Citigroup, Inc.	10.8%
Aflac, Inc.	6.5%
Charles Schwab Corporation (The)	5.5%
Corning, Inc.	5.1%
Viatris, Inc.	4.7%
Equitable Holdings, Inc.	4.6%
Alibaba Group Holding Ltd. - ADR	4.3%
SLB Ltd.	4.0%
PG&E Corporation	3.8%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 10, 2026, the Fund terminated the public offering of its shares. Shares of the Fund are no longer available for purchase and all outstanding shares of the Fund will be redeemed at net asset value at the close of business on August 20, 2026. For more complete information, you may view the Fund's current prospectus, as supplemented, at www.adlervaluefund.com/fund-literature or upon request at (800) 408-4682.

C000130673
Shareholder Report [Line Items]
Fund Name	Wavelength Fund
Trading Symbol	WAVLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Wavelength Fund (the "Fund") for the period of June 1, 2025 to May 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.wavelengthfunds.com/fund-resources. You can also request this information by contacting us at (866) 896-9292.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(866) 896-9292
Additional Information Website	https://www.wavelengthfunds.com/fund-resources
Expenses [Text Block]

What were the Fund’s annualized costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wavelength Fund	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Line Graph [Table Text Block]
Table Summary
	Wavelength Fund	Bloomberg U.S. Aggregate Bond Index	S&P/BGCantor 0-3 Month U.S. Treasury Bill Index
May-2016	$10,000	$10,000	$10,000
May-2017	$10,683	$10,158	$10,039
May-2018	$10,892	$10,120	$10,161
May-2019	$11,511	$10,768	$10,388
May-2020	$12,192	$11,781	$10,562
May-2021	$13,215	$11,734	$10,572
May-2022	$12,353	$10,769	$10,586
May-2023	$12,091	$10,538	$10,939
May-2024	$12,810	$10,676	$11,543
May-2025	$13,726	$11,258	$12,101
May-2026	$15,201	$11,836	$12,587

Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 Years	10 Years
Wavelength Fund	10.75%	2.84%	4.28%
Bloomberg U.S. Aggregate Bond Index	5.13%	0.17%	1.70%
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index	4.01%	3.55%	2.33%

AssetsNet	$ 125,416,415
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 665,759
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$125,416,415 Number of Portfolio Holdings30 Advisory Fee (net of waivers)$665,759 Portfolio Turnover39%
Holdings [Text Block]

Asset Weighting (% of total investments exposure)

Table Summary
Value	Value
Collateral for Securities Loaned	13.9%
Exchange-Traded Funds	51.7%
Futures	24.9%
Money Market Funds	9.5%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Senior Loan ETF	11.6%
Vanguard Short-Term Inflation-Protected Securities ETF	10.4%
State Street SPDR Bloomberg Short-Term High Yield Bond ETF	9.9%
Vanguard Mortgage-Backed Securities ETF	9.1%
iShares Broad USD High Yield Corporate Bond ETF	6.8%
iShares TIPS Bond ETF	6.6%
VanEck Emerging Markets High Yield Bond ETF	5.0%
VanEck J.P. Morgan EM Local Currency Bond ETF	4.6%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.0%
Vanguard Emerging Markets Government Bond ETF	2.6%

Material Fund Change [Text Block]

Material Fund Changes

Effective July 31, 2025, the Fund changed its distribution frequency from quarterly to monthly and reduced the minimum initial investment from $10,000 for regular accounts to $2,500 for regular accounts.

Updated Prospectus Phone Number	(866) 896-9292
Updated Prospectus Web Address	https://www.wavelengthfunds.com/fund-resources